Intangible Assets (Tables)	12 Months Ended
Dec. 29, 2011
Intangible Assets [Abstract]
Summary Of Intagible Assets

	As of December 31, 2009	Additions(1)	Amortization	Other(2)	As of December 30, 2010

Gross carrying amount.......................................	$ 138.6	$ 151.3	0.0	$ (3.9)	$ 286.0
Accumulated amortization.................................	(4.4)	0.0	(6.4)	0.0	(10.8)

Total intangible assets, net...............................	$ 134.2	$ 151.3	$ (6.4)	$ (3.9)	$ 275.2

	As of December 30, 2010	Additions(3)	Amortization	Other(2)	As of December 29, 2011

Gross carrying amount...............................................	$ 286.0	$ 10.4	0.0	$ (0.7)	$ 295.7
Accumulated amortization..........................................	(10.8)	0.0	(10.0)	0.0	(20.8)

Total intangible assets, net........................................	$ 275.2	$ 10.4	$ (10.0)	$ (0.7)	$ 274.9

(1)  During the first quarter of 2010, NCM LLC issued 2,212,219 common membership units to its founding members in exchange for the rights to exclusive access to net new theatre screens and attendees added by the founding members to NCM LLC’s network. As a result, NCM LLC recorded an intangible asset at the fair value of $39.8 million.

                 During the second quarter of 2010, NCM LLC issued 6,510,209 common membership units to a subsidiary of AMCE as a result of that subsidiary’s acquisition of Kerasotes Showplace Theatres, LLC (the “AMC Kerasotes Acquisition”). Such issuance provided NCM LLC with exclusive access, in accordance with the ESA, to the net new theatre screens and attendees added by AMCE to NCM LLC’s network since the date of the last annual common unit adjustment through the date of the AMC Kerasotes Acquisition. As a result, NCM LLC recorded an intangible asset at the fair value of the common membership units of $111.5 million.

(2)  See Note 5 for further information on integration payments.

(3)  During the first quarter of 2011, NCM LLC’s founding members returned a net 322,751 common membership units to NCM LLC, which is an adjustment to the previously issued common membership units issued in exchange for the rights to exclusive access, in accordance with the ESA, to net new theatre screens and attendees added by the founding members to NCM LLC’s network. As a result, NCM LLC recorded a reduction to the intangible asset at fair value of the common membership units of $5.5 million.

     During the third quarter of 2011, the Company purchased an intangible asset for $14.7 million and during the fourth quarter of 2011 purchased intangible assets for $1.2 million associated with network affiliate agreements. The assets will be amortized over the term of the respective agreements.

Summary Of Estimated Aggregate Amortization Expense

2012...	$ 11.1
2013...	11.1
2014...	11.1
2015...	11.1
2016...	11.1